Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	SOLID POWER, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001844862
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1